TAXES ON INCOME (Schedule of Income Tax Expense (Benefit) by jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic	$ 946	$ 822	$ 1,129
Foreign	819	262	766
Total	1,765	1,084	1,895
Domestic
Current taxes	0	0	0
Taxes in respect of previous years	0	0	(20)
Write off of prepaid and withholding taxes	946	822	1,149
Total Domestic	946	822	1,129
Foreign
Current taxes	288	248	391
Taxes in respect of previous years	12	(13)	36
Write off of prepaid and withholding taxes	167	(73)	239
Change in expense associated with tax positions for current year	352	100	100
Total foreign	819	262	766
Total income tax expense (benefit)	$ 1,765	$ 1,084	$ 1,895